NOTES PAYABLE (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended				12 Months Ended
	Dec. 07, 2020	May 12, 2020	Nov. 15, 2020	Jun. 05, 2020	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	May 31, 2021	Mar. 31, 2021	Apr. 07, 2020	Apr. 06, 2020	Jan. 30, 2020	Aug. 08, 2019	Mar. 08, 2017
Proceed Received From Commercial Bank		$ 41,665
Interest Expenses For Related Party Notes									$ 85,397	$ 98,313
Loan Payment, Description		The loan requires interest at 1% and 18 monthly payments of principal and interest beginning December 5, 2020
Gain On Loan Extinguishment	$ 42,000				$ 0	$ 0	$ 0		0	(224,166)
Accrued Interest	$ 242				252,110		134,444		252,110	134,444
Interest Expense					$ 227,475		$ 41,622		$ 1,420,063	$ 141,512
Outstanding Warrants					48,106		48,106		48,106	48,106						48,106
Note Payable Conversion Price Per Share											$ 9	$ 9	$ 4.9	$ 3.326	$ 9.978		$ 9.978
Convertible Notes Payable					$ 3,048,781		$ 0		$ 3,048,781	$ 0
Unamortized Discount					1,291,882		0		1,291,882	0
Convertible Debt, Conversion, Principal Amount																	$ 74,672
Notes Payable with Warrants
Accrued Interest					$ 83,953		40,739		$ 83,953	40,739
Convertible Notes Payable										280,119
Purchase Price										$ 320,858
Interest Rate					5.00%				5.00%
Common Stock Shares Issued										200,667
Non-convertible Notes Payable
Accrued Interest							232,698			$ 232,698
Convertible Notes Payable										316,613
Purchase Price										$ 549,311
Interest Rate					5.00%				5.00%
Common Stock Shares Issued										114,333
Non-Convertible Notes Payable Two [Member]
Interest Expense									$ 98,647	$ 17,415
Interest Rate									0.00%
Convertible Debt, Conversion, Principal Amount							11,810			11,810
Outstanding Note Payable					$ 11,810				$ 11,810
Related Party Notes Payable [Member]
Interest Expense									$ 190,283
Outstanding Warrants					1,000,000				1,000,000
Convertible Notes Payable Principal					$ 11,810		83,953		$ 11,810	83,953
Convertible Notes Payable				$ 70,000	56,683		56,683		56,683	56,683
Beneficial Conversion Feature Debt Discount									448,999
Fair Market Value Of Warrants									541,707	0
Unamortized Discount					$ 351,424				351,424
Amortization Expenses, Beneficial Conversion Feature									$ 157,657
Default Interest Rate				10.00%	12.00%				12.00%
Purchase Price Of Shares Issued					$ 12				$ 12
Non-Related Party Notes Payable [Member]
Convertible Notes Payable Principal					104,183		79,183		104,183	79,183
Unamortized Discount					$ 648,580		0		$ 648,580	0
Default Interest Rate					12.00%				12.00%
Purchase Price Of Shares Issued					$ 9				$ 9
Convertible Notes Payable With Detached Free-standing Warrants					$ 1,005,000		0		$ 1,005,000	0
Non-Related Party Notes Payable [Member] | Minimum [Member]
Note Payable Conversion Price Per Share					$ 6.00				$ 6.00
Interest Rate									12.00%
Note Payable Due Date									Sep. 21, 2013
Non-Related Party Notes Payable [Member] | Maximum [Member]
Note Payable Conversion Price Per Share					$ 32.2857				$ 32.2857
Interest Rate									12.00%
Note Payable Due Date									Jun. 03, 2022
Non-Related Party Notes Payable [Member] | Non-Convertible Notes Payable [Member]
Convertible Notes Payable Principal					$ 47,500		42,500		$ 47,500	42,500
Convertible Notes Payable					$ 5,000		5,000		$ 5,000	5,000
Interest Rate									10.00%
Non-Related Party Notes Payable [Member] | Non-Convertible Notes Payable [Member] | Minimum [Member]
Interest Rate									5.00%
Note Payable Due Date									12/25/2013
Non-Related Party Notes Payable [Member] | Non-Convertible Notes Payable [Member] | Maximum [Member]
Interest Rate									10.00%
Note Payable Due Date									6/06/2022
Related Party Convertible Notes Payable [Member]
Gain On Loan Extinguishment								$ 11,697		61,875
Accrued Interest			$ 1,551,514					22,500
Interest Expense				$ 7,689
Outstanding Warrants					166,667				166,667
Convertible Notes Payable Principal				1,485,189
Convertible Notes Payable				$ 70,000			25,000	25,000		25,000
Convertible Non-related Party Note Payable							25,000	$ 47,500		$ 25,000
Convertible Notes, Conversion Price				$ 1.50				$ 6
Interest Rate				10.00%				5.00%		1.00%
Beneficial Conversion Feature Debt Discount				$ 1,407,675					$ 460,215
Fair Market Value Of Warrants									551,001	$ 0
Unamortized Discount					$ 494,759		354,205		494,759	354,205
Amortization Expenses, Beneficial Conversion Feature									$ 196,796
Stock Issued During The Period			1,034,343						167,500
Common Stock Purchase Plans [Member]
Accrued Interest					$ 61,875		52,119		$ 61,875	$ 52,119
Common Stock Shares Issued										52,333
Convertible Notes Payable										$ 91,000
Purchase Price										143,119
Interest Rate					30.00%				30.00%
Common Stock Purchase Plans [Member] | Six Related Parties [Member]
Gain On Loan Extinguishment								$ 103,000		14,000
Accrued Interest					$ 163,059		63,623	$ 82,797	$ 163,059	$ 63,623
Common Stock Shares Exchanged								16,712		20,313
Convertible Notes Payable Principal							3,938	$ 83,953		$ 3,938
Reduction In Related Party Non - Convertible Notes Payable							$ 67,561	$ 166,750		$ 67,561